Statutory and other information (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Schedule of statutory and other information

18. Statutory and other information	Year ended
	March 31,
	2025	2024	2023
	€M	€M	€M
Directors’ emoluments:
-Fees	1.1	1.1	0.6
-Share based compensation	2.2	3.1	1.9
-Other emoluments	1.8	1.8	0.9
Total Directors’ emoluments	5.1	6.0	3.4
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	1.0	0.9	0.8
- Audit related assurance services	0.0	0.0	0.0
- Other assurance services	0.3	0.2	0.0
- Tax advisory services (ii)	0.1	0.1	0.1
Total fees	1.4	1.2	0.9
Included within the above total fees, the following fees were payable to other PwC firms outside of Ireland:
- Audit services (i)	0.0	0.0	0.0
- Audit related services	0.0	0.0	0.0
- Tax advisory services (ii)	0.1	0.1	0.1
Total fees	0.1	0.1	0.1
Depreciation of owned property, plant and equipment	1,151.1	994.3	839.2

(i)	Audit services comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In FY25 €1,000 (FY24: €1,000; FY23: €1,000) of audit fees relate to the audit of the Parent Company.
(ii)	Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.

Executive directors [Member]
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(a) Fees and emoluments - Executive Director	Year ended
	March 31,
	2025	2024	2023
	€M	€M	€M
Basic salary	1.20	1.20	0.50
Bonus (performance and target-related)	0.60	0.59	0.43
	1.80	1.79	0.93
Non-cash technical accounting share based compensation charge (i)	2.03	2.89	1.78
	3.83	4.68	2.71

(i)2025 includes a €2.03m (2024: €2.89m; 2023: €1.78m) non-cash, technical accounting charge for 10m unvested share options granted under the Group CEO’s contract in February 2019 (as extended to July 2028 in FY23).

Non-executive directors
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(b) Fees and emoluments – Non-Executive Directors	Year ended
	March 31,
	2025	2024	2023
	€'000	€'000	€'000
Fees
Eamonn Brennan (i)	93.7	75.0	—
Róisín Brennan (ii)	100.0	100.0	50.0
Michael Cawley (iii)	18.7	75.0	50.0
Emer Daly	75.0	75.0	50.0
Geoff Doherty (iv)	100.0	88.7	50.0
Bertrand Grabowski (v)	75.0	37.5	—
Elisabeth Köstinger	75.0	75.0	—
Jinane Laghrari Laabi (vi)	56.2	—	—
Stan McCarthy	150.0	150.0	100.0
Howard Millar	75.0	75.0	50.0
Dick Milliken (vii)	—	45.6	50.0
Roberta Neri (viii)	31.2	12.5	—
Anne Nolan	75.0	75.0	16.7
Mike O’Brien	100.0	100.0	75.0
Julie O'Neill	—	—	25.0
Louise Phelan (iii)	18.7	100.0	50.0
Amber Rudd (vi)	56.2	—	—
	1,099.7	1,084.3	566.7
Emoluments
Share based compensation	143.0	200.0	72.5
Total	1,242.7	1,284.3	639.2

(i) Appointed Chair of Remco in July 2024. (ii) Appointed SID in April 2024 and retired as Chair of Remco in July 2024. (iii) Retired in June 2024.            (iv) Appointed Chair of the Audit Committee in September 2023. (v) Joined in October 2023. (vi) Joined in July 2024. (vii) Retired in September 2023. (viii) Joined in February 2024 and retired in September 2024.